Annual Total Returns - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - Fidelity Small Cap Value Fund - Fidelity Small Cap Value Fund
Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	37.08%
Annual Return 2014	6.62%
Annual Return 2015	(1.60%)
Annual Return 2016	21.28%
Annual Return 2017	12.26%
Annual Return 2018	(15.04%)
Annual Return 2019	20.85%
Annual Return 2020	11.18%
Annual Return 2021	38.14%
Annual Return 2022	(13.16%)